General (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 17, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 ₪ / shares
General (Details) [Line Items]
Public offering price (in Dollars per share) | ₪ / shares					₪ 0.01
Net cash provided by (used in) operating activities		$ 730	$ (1,739)	$ 1,619
Working capital		$ 2,105
Subsequent [Member]
General (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	1,250,000
Public offering price (in Dollars per share) | $ / shares	$ 4
Gross proceeds	$ 5,000
Subsequent [Member] | IPO [Member]
General (Details) [Line Items]
Gross proceeds	$ 5,000